SA Franklin Systematic U.S. Large Cap Core Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	75 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	15.93%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		18.33%	15.40%	15.42%
Performance Inception Date	Oct. 07, 2019
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		18.02%	15.11%	15.13%
Performance Inception Date	Oct. 07, 2019